PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

8. PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

Property and equipment

The following table summarizes the Company's property and equipment:

	January 31, 2022	January 31, 2021
	$	$
Land	1,330,000	1,330,000
Leasehold improvements	1,758,229	244,472
Furniture & fixtures	460,890	376,207
Computer equipment	46,484	94,846
Machinery & equipment	2,305,217	1,261,340
	5,900,820	3,306,865
Less: accumulated depreciation and amortization	(1,031,227)	(558,229)
	4,869,593	2,748,636

Total depreciation and amortization expense for the year ended January 31, 2022 was $472,998 (year ended January 31, 2021 - $630,818). Of the total expense, $260,006 was allocated to inventory (2021 - $135,950).

At January 31, 2022, the Company reclassified buildings with a cost of $1,370,212 and accumulated depreciation of $230,695 to assets classified as held for sale. The prior period comparative amounts of cost of $1,370,212 and accumulated depreciation of $202,072 were also re-classified.

During the year ended January 31, 2021, the Company recorded a loss of $116,881 related to the disposal of various items of leasehold improvements, furniture and fixtures, computer equipment and machinery and equipment related to the Oregon operations. The cost of the property and equipment disposed of was $318,314 and accumulated depreciation was $201,433. There was $nil gross proceeds and the loss has been recorded as other expenses within net loss from discontinued operations.

During the year ended January 31, 2021, the Company transferred lights and equipment with a cost of $324,371 and accumulated depreciation of $128,319 between operating units resulting in a classification change from leasehold improvements to machinery and equipment.

At January 31, 2021, the Company reclassified property and equipment with a cost of $1,479,014 and accumulated depreciation of $751,582 to assets classified as to held for sale. The assets consisted primarily of redundant processing and extraction equipment as well as leasehold improvements and fixtures in a right-of-use asset. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

Right-of-use assets

The Company's right-of-use assets result from its operating leases (note 11) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.

During the year ended January 31, 2021, the Company amended lease agreements on three leases to extend their term. This resulted in right-of-use asset additions of $7,236,663.

For the year ended January 31, 2022, operating lease costs include right-of-use asset amortization of $461,364 (2021 - $800,269). Of this, $265,788 was allocated to inventory (2021 - $450,413).

At January 31, 2021, the Company reclassified right-of-use assets with a carrying amount of $583,257 to held for sale following an assessment that the Swell and Pure Green properties were redundant to the Company's operation. In addition, the Company reclassified the associated lease liabilities of $628,171 to be classified as held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

At January 31, 2022, the Company reclassified right-of-use assets with a carrying amount of $346,987 (2021 - $491,672) to held for sale. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.